PARTNERSHIP CAPITAL - Additional Information (Details) $ / shares in Units, shares in Thousands, $ in Millions					1 Months Ended		2 Months Ended	3 Months Ended				6 Months Ended				12 Months Ended
		Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jan. 21, 2021 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) shares	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) shares		Jun. 30, 2021 USD ($) shares		Jun. 30, 2022 USD ($) day shares		Jun. 30, 2021 USD ($) shares		Dec. 31, 2021 USD ($) shares	Nov. 01, 2021 $ / shares shares	Oct. 01, 2021 shares	Aug. 01, 2021 shares	Dec. 31, 2020 shares
Schedule of Partnership Units [Line Items]
Shares issued during period, price per share (dollars per share) | $ / shares																	$ 41.73
Partnership units issued								$ 4.0		$ 3.0		$ 8.0		$ 6.0
Share issue related cost					$ 6.0
Unit issuance	[1]							4.0		3.0		$ 8.0		6.0
Volume weighted average of trading price, number of trading days | day												5
Exchangeable shares issued as a result of the Holding LP Distribution, total (in shares) | shares																	3,200	12,200	26,900
Exchangeable shares, issuance, value					$ 134.0	$ 502.0	$ 1,140.0
Limited partners’ capital
Schedule of Partnership Units [Line Items]
Unit issuance	[1]							$ 4.0		$ 3.0		$ 8.0		$ 6.0
Preferred unitholders capital
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares) | shares												0				8,000
Unit issuance												$ 0.0				$ 194.0
Number of shares outstanding (in shares) | shares								43,900				43,900				55,900				57,900
Preferred unitholders capital | Series 14 Preferred Units
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares) | shares				12,000
Shares issued during period, price per share (dollars per share) | $ / shares				$ 25
Partnership units issued		$ 220.0	$ 206.0
Preferred unitholders capital | Series 14 Preferred Units | Major ordinary share transactions
Schedule of Partnership Units [Line Items]
Partnership units issued				$ 200.0
Quarterly fixed distribution rate				5.00%
Share underwriting related cost				$ 6.0
Preferred unitholders capital | Series 5 Preferred Units
Schedule of Partnership Units [Line Items]
Losses on redemption of equity instruments		$ 23.0	$ 20.0
Limited partners’ capital | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding (in shares) | shares								458,000		443,300				443,200
Number of shares issued (in shares) | shares					14,300							200				14,600
Shares issued during period, price per share (dollars per share) | $ / shares																	$ 39.10
Partnership units issued					$ 556.0
Share issue related cost					$ 23.0
Unit issuance								$ 4.0	[1]	$ 3.0	[1]	$ 8.0	[1]	$ 6.0	[1]	$ 545.0
Stock issued during period, dividend reinvestment plan (in shares) | shares												200		200
Dividend reinvestment plan, proceeds												$ 8.0		$ 6.0
Number of shares outstanding (in shares) | shares								458,100				458,100				457,900				443,100
Limited partners’ capital | Non-controlling Interest - Exchange LP Units, equity
Schedule of Partnership Units [Line Items]
Unit issuance												$ 0.0				$ 259.0
Number of shares outstanding (in shares) | shares								6,500				6,500				6,900				1,500
Issuance of exchangeable LP units, shares (in shares) | shares												0				6,200
Exchange LP unit conversion, shares (in shares) | shares												100		100		200
Exchange LP unit conversion, value												$ (2.0)				$ (2.0)
Exchange LP Unit conversion, value														$ 1.0
Exchangeable LP converted to exchangeable, value												$ 0.3				$ (5.0)
Limited partners’ capital | Non-controlling interest – BIPC exchangeable shares
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares) | shares								110,300				110,300				110,000				67,400
Class A shares of BIPC conversion, shares, rounded (in shares) | shares												100		100
Units converted from Class A share of BIPC, value, rounded												$ 1.0		$ 1.0
Exchangeable LP converted to exchangeable, value												$ (4.0)
Limited partners’ capital | General Partner
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding (in shares) | shares												2,400		2,400
Number of shares issued (in shares) | shares												0				0
Unit issuance												$ 0.0				$ 0.0
Number of shares outstanding (in shares) | shares								2,400				2,400				2,400				2,400
Limited partners’ capital | Redeemable Partnership Units held by Brookfield
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding (in shares) | shares								193,600		182,900		193,600		182,900
Number of shares issued (in shares) | shares					10,700							0				10,700
Unit issuance					$ 400.0							$ 0.0				$ 400.0
Number of shares outstanding (in shares) | shares																193,600				182,900

[1]	Refer to Note 16 Partnership Capital.